Other Long-Term Investments - Components of Other Long-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Long Term Investments [Line Items]
Other long-term investments	$ 75,376	$ 254,253
Treasury Bill [Member]
Other Long Term Investments [Line Items]
Other long-term investments		109,294
Tax Prepayments [Member]
Other Long Term Investments [Line Items]
Other long-term investments	$ 75,376	$ 144,959